Net Earnings per Share	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Net Earnings per Share

NOTE 11   NET EARNINGS PER SHARE

	2019	2018
Weighted average number of common shares	582,269,000	624,900,000
Dilutive effect of stock options	777,000	-	¹
Dilutive effect of share-settled PSUs	56,000	-	¹
Weighted average number of diluted common shares	583,102,000	624,900,000
1 The diluted weighted average share calculations excluded an additional 658,000 stock options and 137,000 equity-settled PSUs due to their anti-dilutive effect.

Options excluded from the calculation of diluted net earnings per share due to the option exercise prices being greater than the average market price of common shares were as follows:

	2019	2018
Number of options excluded	4,539,529	5,721,656
Performance option plan years fully excluded	2010 – 2015	2009 – 2015
Stock option plan years fully excluded	2015, 2019	2015, 2018